TRADE RECEIVABLES - Schedule of Movements in Provisions for Impairment of Freight Receivables (Details) - Freight receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for expected credit loss
Balance as of January 01	$ 5.9	$ 3.1	$ 5.8
Provisions for the year	4.0	3.4	0.7
Provisions reversed during the year	3.2	0.6	3.4
Balance as of December 31	$ 6.7	$ 5.9	$ 3.1